Financial Income (Expense), Net (Tables)	6 Months Ended
Jun. 30, 2025
Financial Income (Expense), Net [Abstract]
Schedule of Financial Income (Expense), Net
	Six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Financial income:
Interest on deposits and investments	$11,196	$8,349
Foreign currency translation differences	1,672	245
Other	1,136	7

Financial expenses:
Remeasurement of liability instruments	—	(120,419)
Bank charges	(85)	(72)
Changes in exchange rates	(405)	(1,167)
Other	(80)	(21)
	$13,434	$(113,078)